Adaptiv Select ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 89.4%	Shares	Value
All Other Business Support Services - 4.2%
Millicom International Cellular SA	78,211	$ 7,467,586

All Other Miscellaneous Chemical Product and Preparation Manufacturing - 3.6%
Element Solutions, Inc.	172,748	6,345,034

Analytical Laboratory Instrument Manufacturing - 4.4%
Viavi Solutions, Inc. (a)	211,878	7,828,892

Automobile and Light Duty Motor Vehicle Manufacturing - 3.7%
Ford Motor Co.	452,801	6,647,119

Biological Product (except Diagnostic) Manufacturing - 3.5%
Moderna, Inc. (a)	112,564	6,170,759

Commercial Banking - 3.8%
Central BanCo, Inc.	206,411	6,770,281

Commercial Printing (except Screen and Books) - 3.8%
Permian Resources Corp.	314,323	6,698,223

Computer and Computer Peripheral Equipment and Software Merchant Wholesalers - 3.2%
Ingram Micro Holding Corp.	200,501	5,656,133

Crude Petroleum Extraction - 0.0% (b)
APA Corp.	1,263	47,135

Department Stores - 3.3%
Macy's, Inc.	237,967	5,906,341

Direct Health and Medical Insurance Carriers - 3.6%
Centene Corp. (a)	104,120	6,478,346

Financial Transactions Processing, Reserve, and Clearinghouse Activities - 4.1%
Terawulf, Inc. (a)	416,753	7,359,858

Fluid Power Pump and Motor Manufacturing - 3.6%
NOV, Inc.	333,204	6,474,154

General Freight Trucking, Long-Distance, Truckload - 3.2%
Schneider National, Inc. - Class B	161,828	5,783,733

Miscellaneous Intermediation - 4.4%
Roivant Sciences Ltd. (a)	230,197	7,805,980

Natural Gas Distribution - 3.6%
Antero Midstream Corp.	294,781	6,476,339

Other Electric Power Generation - 3.3%

MDU Resources Group, Inc.	290,698		5,799,425

Pharmaceutical Preparation Manufacturing - 9.7%
Arrowhead Pharmaceuticals, Inc. (a)	105,093		8,896,122
Viatris, Inc.	482,110		8,465,852
			17,361,974

Savings Institutions and Other Depository Credit Intermediation - 4.1%
TFS Financial Corp.	396,317		7,296,196

Semiconductor and Related Device Manufacturing - 7.9%
Amkor Technology, Inc.	93,355		4,655,614
Intel Corp. (a)	104,093		9,389,188
			14,044,802

Software Publishers - 4.9%
Hewlett Packard Enterprise Co.	183,309		8,780,501

Support Activities for Oil and Gas Operations - 3.5%
TechnipFMC PLC	87,988		6,305,220
TOTAL COMMON STOCKS (Cost $150,819,150)			159,504,031

REAL ESTATE INVESTMENT TRUSTS - 8.7%	Shares		Value
Lessors of Residential Buildings and Dwellings - 8.7%
Healthcare Realty Trust, Inc.	368,761		7,747,669
Host Hotels & Resorts, Inc.	309,182		7,769,744
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,050,203)			15,517,413

SHORT-TERM INVESTMENTS - 1.9%	Shares		Value
Money Market Funds – 1.9%
First American Treasury Obligations Fund - Class X, 3.60% (c)	3,419,513		3,419,513
TOTAL MONEY MARKET FUNDS (Cost $3,419,513)			3,419,513

TOTAL INVESTMENTS - 100.0% (Cost $167,288,866)			178,440,957
Liabilities in Excess of Other Assets - (0.0)% (b)		(0.00025)	(44,246)
TOTAL NET ASSETS - 100.0%			$ 178,396,711

Percentages are stated as a percent of net assets. PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Adaptiv Select ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Common Stocks	$ 159,504,031	$ –	$ –	$ 159,504,031
Real Estate Investment Trusts	15,517,413	–	–	15,517,413
Short-Term Investments	3,419,513	–	–	3,419,513
Total Investments in Securities	$ 178,440,957	$ –	$ –	$ 178,440,957

For the period ended July 31, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Schedule of Investments for further disaggregation of investment categories.